Income Taxes and Deferred Taxes - Summary of Difference Between Income Tax Expense at Applicable Group Tax Rate and Effective Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Net loss before tax	$ (58,165)	$ (82,932)	$ (108,723)
Statutory tax rate (blended at Group level)	8.50%	7.90%
Income tax credit at statutory tax rates	$ (4,949)	$ (6,522)
Tax impact of pension and share-based compensation	78,000
Temporary differences not recognized as deferred tax assets	775	51
Tax on losses not recognized as deferred tax assets	4,308	5,893
Effective income tax expense	$ 212	$ 34	$ 67
Effective tax rate	(0.40%)	0.00%
Tax impact of permanent differences		$ 612
ObsEva SA Member]
Disclosure Of Income Tax [Line Items]
Net loss before tax	$ (56,145)	$ (82,804)
Statutory tax rate (blended at Group level)	7.80%	7.80%
Income tax credit at statutory tax rates	$ (4,398)	$ (6,487)
Tax impact of pension and share-based compensation	(38,000)
Temporary differences not recognized as deferred tax assets	128	(1)
Tax on losses not recognized as deferred tax assets	$ 4,308	$ 5,893
Effective tax rate	0.00%	0.00%
Tax impact of permanent differences		$ 595
ObsEva USA Inc [Member]
Disclosure Of Income Tax [Line Items]
Net loss before tax	$ (2,020)	$ (128)
Statutory tax rate (blended at Group level)	27.30%	27.30%
Income tax credit at statutory tax rates	$ (551)	$ (35)
Tax impact of pension and share-based compensation	116,000
Temporary differences not recognized as deferred tax assets	647	52
Effective income tax expense	$ 212	$ 34
Effective tax rate	(10.50%)	(26.70%)
Tax impact of permanent differences		$ 17